PROPERTY AND EQUIPMENT - Summary of Property and Plant Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,416	$ 2,696	$ 25
Less accumulated depreciation	(1,336)	(907)
Property and equipment, net	3,080	1,789
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,880	2,160
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 536	536
Nogin Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		2,696		$ 2,382
Less accumulated depreciation		(907)		(726)
Property and equipment, net		1,789		1,656
Nogin Inc [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		2,160		1,862
Nogin Inc [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 536		$ 520